Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
The Company’s inventories consist primarily of finished goods, which consists of products to be sold to customers, and packing materials as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Products	329,065	487,066	76,431
Packing materials and others	57,366	50,406	7,910

Total	386,431	537,472	84,341